Schedule of Cash Flow (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	¥ (8,645)	¥ (44,675)
Net cash (used in)/ generated from investing activities	17,377	(61,462)
Net cash (used in)/generated from financing activities	44,876	(5,000)
Net (decrease)/increase in cash and cash equivalents	53,198	(110,275)
Subsidiaries [Member]
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	(11,686)	79,987
Net cash (used in)/ generated from investing activities	3,060	(11,433)
Net cash (used in)/generated from financing activities	16,419	(84,421)
Net (decrease)/increase in cash and cash equivalents	7,793	(15,867)
Subsidiaries [Member] | Intra Group Companies [Member]
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	(60,601)	89,612
Net cash (used in)/generated from financing activities	(3,457)	(79,421)
Subsidiaries [Member] | External Parties [Member]
Cash flows from operating activities:
Net cash generated from/(used in) operating activities	48,915	(9,625)
Net cash (used in)/ generated from investing activities	3,060	(11,433)
Net cash (used in)/generated from financing activities	¥ 19,876	¥ (5,000)